United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: Quarter ended 11/30/14

Item 1. Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—59.4%
		Basic Industry - Chemicals—1.5%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,249,559
2,000,000		Eastman Chemical Co., 2.40%, 6/1/2017	2,040,164
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	274,976
20,000		Praxair, Inc., 4.625%, 3/30/2015	20,280
50,000		RPM International, Inc., 6.50%, 2/15/2018	56,835
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	115,004
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,306
		TOTAL	3,769,124
		Basic Industry - Metals & Mining—4.9%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,111,450
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	853,651
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	139,824
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	203,832
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	680,941
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	809,062
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	59,442
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	57,617
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	54,226
2,000,000		Freeport-McMoRan, Inc., 2.15%, 3/1/2017	2,018,574
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	998,384
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,508,074
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,184,716
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	856,704
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	986,940
1,000,000	[1,2]	Xstrata Finance (Canada) Ltd., Series 144A, 2.70%, 10/25/2017	1,019,131
		TOTAL	12,542,568
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,452,570
		Capital Goods - Aerospace & Defense—0.8%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	965,481
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,735
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,034,056
		TOTAL	2,025,272
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	723,438
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	79,164
		TOTAL	802,602
		Capital Goods - Diversified Manufacturing—0.7%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,820
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,245
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	261,438
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,246,190
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	58,455
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	36,900
		TOTAL	1,631,048

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Environmental—0.0%
$50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	$57,287
50,000		Waste Management, Inc., 7.375%, 3/11/2019	60,550
		TOTAL	117,837
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	512,510
		Communications - Cable & Satellite—1.4%
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	1,998,212
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,681,623
		TOTAL	3,679,835
		Communications - Media & Entertainment—1.7%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	206,942
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	404,671
1,500,000		CBS Corp., 2.30%, 8/15/2019	1,503,237
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	974,908
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	145,664
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	253,862
70,000		Viacom, Inc., 2.50%, 9/1/2018	71,065
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	735,945
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	108,307
		TOTAL	4,404,601
		Communications - Telecom Wireless—1.5%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	993,800
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	75,535
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	205,237
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	856,237
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	589,729
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,131,072
		TOTAL	3,851,610
		Communications - Telecom Wirelines—1.6%
1,000,000		AT&T, Inc., 2.30%, 3/11/2019	1,014,058
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	65,400
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	111,162
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	992,152
343,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	352,777
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,062,960
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	501,480
		TOTAL	4,099,989
		Consumer Cyclical - Automotive—1.4%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	151,357
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	259,355
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,266,936
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	516,050
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	256,962
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,040,190
		TOTAL	3,490,850
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,214,115
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,384
		TOTAL	1,291,499

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—0.2%
$500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	$534,435
		Consumer Cyclical - Services—1.5%
1,250,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	1,250,867
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	1,990,318
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	564,564
		TOTAL	3,805,749
		Consumer Non-Cyclical - Food/Beverage—2.3%
905,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	891,699
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	315,762
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,026,250
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	993,213
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	420,586
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	158,356
10,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	10,211
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	649,328
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	516,527
		TOTAL	5,981,932
		Consumer Non-Cyclical - Health Care—3.7%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	755,818
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,508,172
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,188,395
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 2.20%, 8/23/2017	2,031,916
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	142,765
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,269,942
2,000,000		McKesson Corp., 1.40%, 3/15/2018	1,974,728
550,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	556,430
		TOTAL	9,428,166
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
475,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	481,808
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	655,264
		Consumer Non-Cyclical - Supermarkets—0.8%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,040,996
100,000		Kroger Co., Note, 6.80%, 12/15/2018	117,723
		TOTAL	2,158,719
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	19,444
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	365,616
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	56,748
		TOTAL	441,808
		Energy - Independent—1.3%
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	937,487
70,000		Devon Energy Corp., 6.30%, 1/15/2019	80,940
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,027,708
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	131,563
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.125%, 1/23/2019	102,811
		TOTAL	3,280,509
		Energy - Integrated—1.3%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,044,907

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$600,000	Husky Energy, Inc., 4.00%, 4/15/2024	$610,890
450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	465,598
1,000,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,000,680
90,000	Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	90,342
	TOTAL	3,212,417
	Energy - Midstream—0.6%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	318,733
1,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	1,003,579
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	55,899
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	58,754
	TOTAL	1,436,965
	Energy - Oil Field Services—1.7%
2,000,000	FMC Technologies, Inc., 2.00%, 10/1/2017	2,011,190
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	291,533
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,036,287
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	312,680
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	735,352
	TOTAL	4,387,042
	Energy - Refining—0.2%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	331,343
200,000	Valero Energy Corp., 9.375%, 3/15/2019	252,208
	TOTAL	583,551
	Financial Institution - Banking—12.2%
143,000	American Express Co., 2.65%, 12/2/2022	140,387
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	934,642
90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	94,574
2,000,000	BB&T Corp., 1.60%, 8/15/2017	2,010,952
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	338,592
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	609,603
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,008,272
2,000,000	Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,059,490
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,994,020
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,004,898
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,789
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,194,191
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	301,773
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	57,313
100,000	Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	106,435
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	417,310
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	112,708
600,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	602,143
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,003,181
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	509,127
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	282,503
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,305,423
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,003,940
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,220,310
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,916
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	253,617

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	$201,241
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,320,752
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	116,787
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	715,424
1,000,000		Key Bank, N.A., Series BKNT, 5.091%, 3/26/2015	1,014,630
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	255,769
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,089,574
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,509,202
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,270,282
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	510,908
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	306,960
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	709,635
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	46,735
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,503,867
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	389,341
		TOTAL	31,128,216
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,169
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	781,218
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	556,903
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	933,215
		TOTAL	2,282,505
		Financial Institution - Finance Companies—2.3%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,252,699
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,068,561
2,500,000		General Electric Capital Corp., Series GMTN, 1.60%, 11/20/2017	2,528,602
290,000		General Electric Capital Corp., Series GMTN, 5.625%, 5/1/2018	328,956
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	104,160
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	562,116
		TOTAL	5,845,094
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	85,466
		Financial Institution - Insurance - Life—2.9%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	768,398
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	346,704
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	601,431
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,088,978
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,268,973
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	2,005,758
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	176,314
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	990,249
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	212,931
		TOTAL	7,459,736
		Financial Institution - Insurance - P&C—0.8%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	25,579
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	423,124
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	57,000
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,302
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	820,543

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	$521,905
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	26,247
		TOTAL	1,906,700
		Financial Institution - REIT - Apartment—0.3%
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	706,332
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	160,996
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	695,606
		TOTAL	856,602
		Financial Institution - REIT - Office—0.3%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	506,150
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	266,843
		TOTAL	772,993
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	130,109
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	612,071
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	316,209
		TOTAL	1,058,389
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,129,145
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	110,433
		TOTAL	1,239,578
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	516,831
		Technology—2.7%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	491,250
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	254,589
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,303,578
1,550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,610,467
1,000,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	1,002,857
2,000,000		Oracle Corp., 1.20%, 10/15/2017	2,003,040
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	155,935
		TOTAL	6,821,716
		Transportation - Airlines—0.4%
1,000,000		Southwest Airlines Co., Sr. Unsecd. Note, 2.75%, 11/6/2019	1,011,559
		Transportation - Railroads—0.1%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	25,143
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	194,099
		TOTAL	219,242
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	45,371
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	500,335
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	155,028
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,503,462
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	303,824
		TOTAL	2,508,020
		Utility - Electric—1.9%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	21,626
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,261,520

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	$788,086
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	254,927
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	111,030
14,571	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	15,616
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	255,405
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,224
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	480,331
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	136,704
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,127,730
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	322,304
		TOTAL	4,786,503
		Utility - Natural Gas—0.8%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	125,589
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	640,158
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	43,874
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,216,034
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	97,480
		TOTAL	2,123,135
		TOTAL CORPORATE BONDS (IDENTIFIED COST $148,115,738)	151,388,897
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Commercial Mortgage—2.6%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,318,697
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	427,942
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	193,501
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 4.102%, 6/10/2046	776,313
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,094,865
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	473,623
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.776%, 4/10/2046	752,826
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	205,015
144,831	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	150,544
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	328,554
		TOTAL	6,721,880
		Government Agency—0.1%
220,384		FHLMC REMIC 3397 FC, 0.755%, 12/15/2037	222,828
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,834,437)	6,944,708
		MORTGAGE-BACKED SECURITIES—3.7%
		Federal National Mortgage Association—3.7%
4,934,192		FNMA, Pool AS2976, 4.00%, 8/1/2044	5,276,887
4,103,544		FNMA, Pool AW0029, 3.50%, 7/1/2044	4,280,670
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,403,087)	9,557,557
		U.S. TREASURIES—12.6%
		U.S. Treasury Notes—12.6%
7,361,550	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	7,278,627
3,000,000		United States Treasury Note, 0.875%, 4/30/2017	3,013,430
5,500,000		United States Treasury Note, 1.000%, 3/31/2017	5,543,055
6,000,000		United States Treasury Note, 1.625%, 3/31/2019	6,062,390

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$10,000,000		United States Treasury Note, 1.750%, 5/31/2016	$10,219,531
		TOTAL U.S. TREASURIES (IDENTIFIED COST $32,254,875)	32,117,033
		INVESTMENT COMPANIES—21.3%[4]
273,009		Emerging Markets Fixed Income Core Fund	9,666,381
486,810		Federated Bank Loan Core Fund	4,921,644
1,009,203		Federated Mortgage Core Portfolio	10,071,846
1,361,269	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	1,361,269
775,688		Federated Project and Trade Finance Core Fund	7,415,577
3,196,440		High Yield Bond Portfolio	20,840,791
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $54,945,953)	54,277,508
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $251,554,090)[6]	254,285,703
		OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	706,103
		TOTAL NET ASSETS—100%	$254,991,806
At November 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	50	10,957,031	March 2015	$13,948
[8]United States Treasury Long Bond, Short Futures	100	14,262,500	March 2015	$(250,713)
[8]United States Treasury Notes, 10-Year Short Futures	300	38,114,063	March 2015	$(305,375)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(542,140)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,739,258 and $53,401,680, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2014, these restricted securities amounted to $21,715,445, which represented 8.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2014, these liquid restricted securities amounted to $21,715,445, which represented 8.5% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At November 30, 2014, the cost of investments for federal tax purposes was $251,554,674. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,731,029. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,923,423 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,192,394.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$151,388,897	$—	$151,388,897
Collateralized Mortgage Obligations	—	6,944,708	—	6,944,708
Mortgage-Backed Securities		9,557,557		9,557,557
U.S. Treasuries	—	32,117,033	—	32,117,033
Investment Companies[1]	46,861,931	7,415,577	—	54,277,508
TOTAL SECURITIES	$46,861,931	$207,423,772	$—	$254,285,703
OTHER FINANCIAL INSTRUMENTS[2]	$(542,140)	$—	$—	$(542,140)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing NAV of the fund up to twenty-four (24) days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015